Segmented information (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill	$ 41,500	$ 56,879	$ 55,814
Long-term Investments, Total	22,128	19,118
Applied Technologies [Member]
Goodwill	32,554	51,711
On-Road Systems [Member]
Goodwill	18,542	5,168
Long-term Investments, Total	256	574
Corporate And Technology Investments [Member]
Long-term Investments, Total	$ 21,872	$ 18,544